Note 8 - Staff Numbers and Costs - Aggregate Remuneration Costs (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Salaries, wages and incentives	$ 3,310	$ 13,565	$ 14,327	$ 14,299
Social security costs	213	803	1,044	834
Pension contributions	185	792	788	848
Short-term compensated absences	406	1,296	1,254	996
Total	$ 4,114	$ 16,456	$ 17,413	$ 16,977